Intangible Assets - Summary of Intangible Assets (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about intangible assets [line items]
Beginning balance	€ 28,694	€ 23,194
Ending balance	99,493	28,694	€ 23,194
Cost [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	42,266	34,578	28,037
Additions	8,792	8,929	6,525
Acquisitions through business combinations	66,905
Exchange differences	(263)	(1,241)	509
Disposals			(493)
Ending balance	117,700	42,266	34,578
Accumulated amortization and impairment [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(13,572)	(11,384)	(9,041)
Amortization	(4,667)	(2,269)	(2,795)
Exchange differences	32	81	(41)
Disposals			493
Ending balance	(18,207)	(13,572)	(11,384)
Power grid rights [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	16,350	14,403
Ending balance	18,815	16,350	14,403
Power grid rights [member] | Cost [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	18,582	16,091	12,833
Additions	3,466	3,647	2,792
Exchange differences	(228)	(1,156)	466
Ending balance	21,820	18,582	16,091
Power grid rights [member] | Accumulated amortization and impairment [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(2,232)	(1,688)	(1,297)
Amortization	(773)	(544)	(391)
Ending balance	(3,005)	(2,232)	(1,688)
Software [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	11,703	8,037
Ending balance	14,407	11,703	8,037
Software [member] | Cost [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	21,519	16,322	13,039
Additions	5,326	5,282	3,733
Exchange differences	(35)	(85)	43
Disposals			(493)
Ending balance	26,810	21,519	16,322
Software [member] | Accumulated amortization and impairment [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(9,816)	(8,285)	(6,447)
Amortization	(2,619)	(1,612)	(2,290)
Exchange differences	32	81	(41)
Disposals			493
Ending balance	(12,403)	(9,816)	(8,285)
Goodwill [member]
Disclosure of detailed information about intangible assets [line items]
Ending balance	38,900
Goodwill [member] | Cost [member]
Disclosure of detailed information about intangible assets [line items]
Acquisitions through business combinations	38,900
Ending balance	38,900
Customer portfolio [member]
Disclosure of detailed information about intangible assets [line items]
Ending balance	26,838
Customer portfolio [member] | Cost [member]
Disclosure of detailed information about intangible assets [line items]
Acquisitions through business combinations	28,005
Ending balance	28,005
Customer portfolio [member] | Accumulated amortization and impairment [Member]
Disclosure of detailed information about intangible assets [line items]
Amortization	(1,167)
Ending balance	(1,167)
Other [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	641	754
Ending balance	533	641	754
Other [member] | Cost [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	2,165	2,165	2,165
Ending balance	2,165	2,165	2,165
Other [member] | Accumulated amortization and impairment [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(1,524)	(1,411)	(1,297)
Amortization	(108)	(113)	(114)
Ending balance	€ (1,632)	€ (1,524)	€ (1,411)